Portfolio of Investments
Columbia Select Global Equity Fund, January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Argentina 0.7%
MercadoLibre, Inc.(a)	4,613	5,222,193
Denmark 3.2%
Novo Nordisk A/S, Class B	79,488	7,906,537
Tryg AS	738,147	17,491,006
Total		25,397,543
France 5.3%
L’Oreal SA	19,902	8,501,073
LVMH Moet Hennessy Louis Vuitton SE	25,225	20,719,246
Pernod Ricard SA	34,606	7,402,202
Schneider Electric SE	31,473	5,331,382
Total		41,953,903
Germany 2.1%
Siemens Healthineers AG	130,805	8,405,826
Zalando SE(a)	106,655	8,464,981
Total		16,870,807
Hong Kong 2.2%
AIA Group Ltd.	1,092,600	11,406,539
Techtronic Industries Co., Ltd.	380,500	6,278,289
Total		17,684,828
India 1.2%
Kotak Mahindra Bank Ltd.	378,714	9,492,453
Japan 8.4%
Disco Corp.	37,000	10,173,287
Hoya Corp.	152,500	19,774,422
Keyence Corp.	34,500	17,695,832
Recruit Holdings Co., Ltd.	387,000	19,128,871
Total		66,772,412
Netherlands 1.2%
ASML Holding NV	14,128	9,568,814
South Korea 2.1%
Samsung Electronics Co., Ltd.	276,084	17,172,174
Switzerland 3.6%
Lonza Group AG, Registered Shares	17,321	11,941,823
Nestlé SA, Registered Shares	70,898	9,155,652
Common Stocks (continued)
Issuer	Shares	Value ($)
Sika AG	23,021	8,054,455
Total		29,151,930
Taiwan 3.2%
Sea Ltd. ADR(a)	27,619	4,151,412
Taiwan Semiconductor Manufacturing Co., Ltd.	928,000	21,457,210
Total		25,608,622
United Kingdom 2.1%
Linde PLC	53,704	17,078,946
United States 63.6%
Abbott Laboratories	115,842	14,765,221
Adobe, Inc.(a)	70,937	37,901,639
Alphabet, Inc., Class A(a)	18,073	48,906,803
Amazon.com, Inc.(a)	14,898	44,566,920
American Tower Corp.	33,375	8,393,813
ANSYS, Inc.(a)	21,338	7,255,133
Anthem, Inc.	26,074	11,498,373
Bill.com Holdings, Inc.(a)	22,957	4,320,737
Danaher Corp.	3,099	885,663
Doximity, Inc., Class A(a)	66,760	3,042,253
Edwards Lifesciences Corp.(a)	79,257	8,654,864
Intuit, Inc.	72,492	40,249,733
Lam Research Corp.	45,164	26,643,147
Marsh & McLennan Companies, Inc.	53,733	8,255,538
MasterCard, Inc., Class A	111,871	43,224,717
Meta Platforms, Inc., Class A(a)	48,995	15,348,174
Microsoft Corp.	210,189	65,364,575
NVIDIA Corp.	48,228	11,809,108
QUALCOMM, Inc.	63,647	11,186,597
S&P Global, Inc.	31,425	13,048,289
Stryker Corp.	36,914	9,156,518
TE Connectivity Ltd.	58,638	8,385,820
Thermo Fisher Scientific, Inc.	59,516	34,596,651
Trane Technologies PLC	98,327	17,020,404
TransUnion	113,138	11,666,791
Columbia Select Global Equity Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Select Global Equity Fund, January 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Zoetis, Inc.	10,165	2,030,865
Total		508,178,346
Total Common Stocks (Cost $499,109,807)		790,152,971

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.098%(b),(c)	8,989,128	8,987,330
Total Money Market Funds (Cost $8,987,330)		8,987,330
Total Investments in Securities (Cost $508,097,137)		799,140,301
Other Assets & Liabilities, Net		122,711
Net Assets		$799,263,012
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.098%
	13,674,921	57,680,437	(62,368,028)	—	8,987,330	(1,567)	2,490	8,989,128
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Select Global Equity Fund | First Quarter Report 2022

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